BORROWINGS - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
BORROWINGS
Interest Expense, Debt	¥ 8,260	¥ 5,735	¥ 4,680